NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Net Interest Income
Net interest income

	R$ thousands
	Year ended December 31
	2022	2021	2020
Interest and similar income
Loans and advances to banks	17,154,023	9,043,136	6,802,466
Loans and advances to customers:
- Loans	100,681,327	72,338,735	67,443,078
- Leases	485,298	247,502	152,978
Financial assets:
- At fair value through profit or loss	29,224,224	18,631,552	13,982,931
- Fair value through other comprehensive income	29,301,725	17,975,178	13,632,071
- At amortized cost	15,526,536	16,873,684	15,698,407
Compulsory deposits with the Central Bank	8,224,712	3,101,796	2,017,605
Other financial interest income	15,340	11,763	13,835
Total	200,613,185	138,223,346	119,743,371

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(230,452)	(100,492)	(28,232)
- Funding in the open market	(26,140,363)	(12,529,476)	(8,423,041)
- Borrowings and onlending	(5,182,646)	(3,351,886)	(5,907,385)
Deposits from customers:
- Savings accounts	(9,351,219)	(4,268,873)	(3,049,149)
- Time deposits	(32,706,362)	(11,175,855)	(5,634,342)
Securities issued	(21,274,753)	(7,348,164)	(4,786,206)
Subordinated debt	(7,262,125)	(3,154,164)	(2,403,327)
Technical provisions for insurance, pension plans and capitalization bonds	(29,163,334)	(13,192,413)	(18,344,005)
Total	(131,311,254)	(55,121,323)	(48,575,687)

Net interest income	69,301,931	83,102,023	71,167,684